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STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED SEPTEMBER 8, 2009

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM CHINA FUND
AIM DEVELOPING MARKETS FUND
AIM GLOBAL HEALTH CARE FUND
AIM INTERNATIONAL TOTAL RETURN FUND
AIM JAPAN FUND
AIM LIBOR ALPHA FUND
AIM TRIMARK ENDEAVOR FUND
AIM TRIMARK FUND
AIM TRIMARK SMALL COMPANIES FUND

Effective August 31, 2009, the following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM TRIMARK FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of October 31, 2008 (unless otherwise noted):

                                       OTHER REGISTERED MUTUAL    OTHER POOLED INVESTMENT      OTHER ACCOUNTS
                                        FUNDS MANAGED (ASSETS    VEHICLES MANAGED (ASSETS         MANAGED
                           DOLLAR           IN MILLIONS)               IN MILLIONS)         (ASSETS IN MILLIONS)
                          RANGE OF     -----------------------   ------------------------   --------------------
                         INVESTMENTS     NUMBER                    NUMBER                     NUMBER
      "PORTFOLIO           IN EACH         OF                        OF                         OF
        MANAGER            FUND(1)      ACCOUNTS      ASSETS      ACCOUNTS      ASSETS       ACCOUNTS    ASSETS
----------------------   -----------   ----------   ----------   ----------   -----------   ---------   --------
                                                AIM TRIMARK FUND
Jeff Hyrich(2)               None         None         None           9         $3,717.9       None       None
Dana Love(2)                 None         None         None           7         $3,243.5       None       None
Heather Peirce(2, 3)         None         None         None           4         $  160.7       None       None

1 This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

2 Shares of the Funds are not sold in Canada, where the portfolio management is domiciled. Accordingly, no portfolio manager may invest in the Funds.

3 Ms. Peirce began serving as portfolio manager on AIM Trimark Fund on August 31, 2009. Information for Ms. Peirce has been provided as of July 31, 2009."